Document and Entity Information	Dec. 19, 2017
Prospectus:
Document Type	497
Document Period End Date	Dec. 19, 2017
Registrant Name	ALGER FUNDS II
Central Index Key	0000092751
Amendment Flag	false
Document Creation Date	Dec. 19, 2017
Document Effective Date	Dec. 19, 2017
Prospectus Date	Aug. 30, 2017
Alger Emerging Markets Fund | Alger Emerging Markets Fund Class A
Prospectus:
Trading Symbol	AAEMX
Alger Emerging Markets Fund | Alger Emerging Markets Fund Class C
Prospectus:
Trading Symbol	ACEMX
Alger Emerging Markets Fund | Alger Emerging Markets Fund Class I
Prospectus:
Trading Symbol	AIEMX
Alger Emerging Markets Fund | Alger Emerging Markets Fund Class Z
Prospectus:
Trading Symbol	AZEMX
Alger Emerging Markets Fund | Alger Emerging Markets Fund Class Y
Prospectus:
Trading Symbol	AYEMX
Alger Emerging Markets Fund | Alger Emerging Markets Fund Class Y-2
Prospectus:
Trading Symbol	AEMYX
Alger Emerging Markets Fund | Alger Emerging Markets Fund Class T
Prospectus:
Trading Symbol	ATEMX